GMO Strategic Opportunities Allocation Fund Annual Fund Operating Expenses - GMO Strategic Opportunities Allocation Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.89%	[2]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	0.91%

[1]	Includes both management fee and shareholder service fee. For additional information about the shareholder service fee applicable to Class III of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
[2]	Consists of approximately 0.88% in underlying fund fees and expenses, less than 0.01% in interest expense incurred by underlying funds, and 0.01% in purchase premiums and redemption fees paid to underlying funds.
[3]	GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.